Related-party Transactions (Details 4) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from disposal of property, plant and equipment and others		$ 1,149,649	$ 789,682	$ 1,762,401
Gains on disposals of property, plant and equipment and others		2,212	22	44
Associates [member]
Proceeds from disposal of property, plant and equipment and others	[1]	0	926	0
Gains on disposals of property, plant and equipment and others	[1]	0	22	0
Others [member]
Proceeds from disposal of property, plant and equipment and others	[1]	3,352	0	1,790
Gains on disposals of property, plant and equipment and others	[1]	2,212	0	36
Joint ventures [member]
Proceeds from disposal of property, plant and equipment and others		0	0	8
Gains on disposals of property, plant and equipment and others		$ 0	$ 0	$ 8

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.